10K SMARTTRUST FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2000
(UNAUDITED)
COMMON STOCKS - 20.3%                                                 SHARES                     VALUE

COMPUTER HARDWARE - 3.6%
EMC Corp.  (a)                                                           200                          25,200
                                                                                            -----------------
COMPUTER SERVICES & SOFTWARE - 4.6%
America Online, Inc. (a)                                                 475                          32,241
                                                                                            -----------------
FINANCIAL SERVICES - 4.0%
Fannie Mae                                                               500                          28,187
                                                                                            -----------------
DRUGS & PHARMACEUTICALS - 3.9%
Pfizer, Inc.                                                             750                          27,469
                                                                                            -----------------
SEMICONDUCTORS - 4.2%
Xilinx, Inc. (a)                                                         350                          28,962
                                                                                            -----------------

TOTAL COMMON STOCKS (COST $124,221)                                                                  142,059
                                                                                            -----------------

MUTUAL FUNDS - 31.9%
Janus Global Life Sciences Fund                                        1,332                          25,206
Rydex Series Trust Biotechnology Fund                                    926                          26,741
Vanguard 500 Index Fund                                                1,237                         170,878
                                                                                            -----------------
TOTAL MUTUAL FUNDS (COST $220,000)                                                                   222,825
                                                                                            -----------------

                                                                   PRINCIPAL
                                                                     AMOUNT                     VALUE

Money Market Securities - 47.9%
Firstar Treasury Fund, 5.09% (b) (Cost $334,841)                   $ 334,841                         334,841
                                                                                            -----------------

TOTAL INVESTMENTS - 100.1% (COST $679,062)                                                           699,725
                                                                                            -----------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                                                          (432)
                                                                                            -----------------
TOTAL NET ASSETS - 100.0%                                                                            699,293
                                                                                            =================

(a) Non-Income Producing
(b) Variable rate security; the coupon rate shown represents the rate at March 31, 2000.

10K SMARTTRUST FUND                                                                       MARCH 31, 2000
Statement of Assets & Liabilities
(UNAUDITED)

ASSETS

Investment in securities (cost $679,062)                                                       $ 699,725
Interest receivable                                                                                1,645
                                                                                      -------------------
   TOTAL ASSETS                                                                                  701,370

LIABILITIES

Accrued investment advisory fee payable                                      $ 883
Accrued 12b-1 fees                                                           1,194
                                                                  -----------------
   TOTAL LIABILITIES                                                                               2,077
                                                                                      -------------------

NET ASSETS                                                                                     $ 699,293
                                                                                      ===================

Net Assets consist of:
Paid in capital                                                                                $ 670,000
Accumulated undistributed net investment income                                                    1,046
Accumulated undistributed net realized gain on investments                                         7,584
Net unrealized appreciation on investments                                                        20,663
                                                                                      -------------------

NET ASSETS, for  66,716 shares                                                                 $ 699,293
                                                                                      ===================

NET ASSET VALUE

Net Assets
Offering price and redemption price per share ($699,293/66,716)                                  $ 10.48
                                                                                      ===================

10K SMARTTRUST FUND
STATEMENT OF OPERATIONS FOR THE PERIOD NOVEMBER 15, 1999
   (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2000
(UNAUDITED)
INVESTMENT INCOME
Interest income                                                                                   $ 4,031
                                                                                           ---------------
TOTAL INCOME                                                                                        4,031


EXPENSES
Investment advisory fee                                                          $ 1,791
Administration fees                                                                4,225
Transfer agent fees                                                                1,539
Pricing & bookkeeping fees                                                         1,500
Audit fees                                                                         1,200
12b-1 fees                                                                         1,194
Miscellaneous fees                                                                   159
                                                                      -------------------
Total expenses before reimbursement                                               11,608
Reimbursed expenses                                                               (8,623)
                                                                      -------------------
Total operating expenses                                                                            2,985
                                                                                           ---------------
NET INVESTMENT INCOME                                                                               1,046
                                                                                           ---------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investment securities                                         7,584
Change in net unrealized appreciation (depreciation)
   on investment securities                                                       20,663
                                                                      -------------------
Net gain on investment securities                                                                  28,247
                                                                                           ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $ 29,293
                                                                                           ===============

10K SMARTTRUST FUND
STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIOD NOVEMBER 15, 1999
   (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2000
(UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment income                                                                 $ 1,046
   Net realized gain on investment securities                                              7,584
   Change in net unrealized appreciation (depreciation)                                   20,663
                                                                                -----------------
   Net increase in net assets resulting from operations                                   29,293
                                                                                -----------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                                  0
   From net realized gain                                                                      0
                                                                                -----------------
   Total distributions                                                                         0
                                                                                -----------------
SHARE TRANSACTIONS
   Net proceeds from sale of shares                                                      670,000
   Shares issued in reinvestment                                                               0
   Shares redeemed                                                                             0
                                                                                -----------------
Net increase in net assets resulting
   from share transactions                                                               670,000
                                                                                -----------------
   TOTAL INCREASE IN NET ASSETS                                                          699,293
                                                                                -----------------

Net Assets
   Beginning of period                                                                         0
                                                                                -----------------
   End of period [including accumulated undistributed net
      investment income of $1,046]                                                     $ 699,293
                                                                                =================

10K SMARTTRUST FUND
FINANCIAL HIGHLIGHTS FOR THE PERIOD NOVEMBER 15, 1999
   (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2000
(UNAUDITED)
SELECTED PER SHARE DATA

Net asset value, beginning of period                      $ 10.00
                                                   ---------------
Income from investment operations
   Net investment income                                     0.03
   Net realized and unrealized gain                          0.45
                                                   ---------------
Total from investment operations                             0.48
                                                   ---------------
Less Distributions
   From net investment income                                0.00
   From net realized gain                                    0.00
                                                   ---------------
Total distributions                                          0.00
                                                   ---------------
Net asset value, end of period                            $ 10.48
                                                   ===============

TOTAL RETURN (a)                                            4.80%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                            $ 699
Ratio of expenses to average net assets                     2.50% (b)
Ratio of expenses to average net assets
   before reimbursement                                     9.72% (b)
Ratio of net investment income to
   average net assets                                       0.88% (b)
Ratio of net investment income to
   average net assets before reimbursement                (6.35)% (b)
Portfolio turnover rate                                    69.79% (b)

(a)  For periods of less than a full year, total returns are not annualized.
(b)  Annualized

                              10K SMARTTRUST FUND
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2000
                                   (UNAUDITED)

NOTE 1.  ORGANIZATION

     The 10K SmartTrust Fund (the "Fund") was organized as a series of 10K SmartTrust (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated April 6, 1999 (the "Trust Agreement") and commencing operations on
November 15, 1999. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to provide long-term capital growth. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITIES VALUATIONS- Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                               10K SMARTTRUST FUND
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2000 (UNAUDITED) - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FEDERAL INCOME TAXES- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

OTHER- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Monument Investments, Inc. (the "Advisor") to manage the Fund's investments. The Advisor was organized in 1996. J. Paul Hamilton is primarily responsible for the day-to-day management of the Fund's portfolio. The President of the Advisor is also President of the Trust.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee of 1.50% of the average daily net assets of the Fund. For the period November 15, 1999 (commencement of operations) through March 31, 2000 the Advisor received a fee of $1,791 from the Fund. The Advisor has voluntarily agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 2.50%. For the period November 15, 1999 (commencement of operations) through March 31, 2000, the Advisor reimbursed expenses of $8,623. There is no assurance that such reimbursement will continue in the future.

                               10K SMARTTRUST FUND
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2000 (UNAUDITED) - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period November 15, 1999 (commencement of operations) through March 31, 2000, the Administrator received fees of $4,225 from the Fund for administrative services provided to the Fund.

     The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. This rule allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders. The annual distribution and service fee is 1.00% of the Fund's average daily net assets. This fee is payable to the Advisor, as Distribution Coordinator. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges. The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor") to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the period November 15, 1999 (commencement of operations) through March 31, 2000.

NOTE 4.  TAXES

   When you establish a 10K SmartTrust Account, you will be treated, for Federal gift tax purposes, as the donor of a future interest. Any additional investments you make in your 10K SmartTrust Account during the term of your 10K SmartTrust will likewise be considered to be gifts of a future interest. As a result, neither your initial investment nor any subsequent investment will qualify for the Annual Gift Tax Exclusion of $10,000 (indexed for inflation). Accordingly, you will be required to file a United States Gift Tax Return (Form 709) with respect to any year in which you make an investment in your 10K SmartTrust. No gift tax is payable, however, until your "Lifetime Exemption" or "Unified Tax Credit" is exceeded. For tax years through 1999, the Unified Tax Credit is $650,000; this amount will increase to $1,000,000 by 2006. Each gift is applied against the exemption equivalent that would otherwise be available in the future. Each 10K SmartTrust Account for which the trustee files a tax return will be charged a $25 fee to help offset a portion of the tax return preparation. Additionally, as each 10K SmartTrust Account reaches maturity a $100 administrative fee will be charged to help offset any costs incurred by the trustee associated with the 10K SmartTrust attaining maturity.

                               10K SMARTTRUST FUND
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2000 (UNAUDITED) - CONTINUED

NOTE 4. TAXES - CONTINUED

Note: The above paragraph holds true unless the grantor offers the beneficiary the right to withdraw the annual gift tax exclusion of $10,000 (indexed for inflation) within 30 days of establishing the 10K SmartTrust. In making available the withdrawal option to the beneficiary, the gift would be deemed a current interest gift and would now qualify for the annual gift tax exclusion of $10,000.

NOTE 5.  SHARE TRANSACTIONS

     As of March 31, 2000 there were an unlimited number of authorized shares for the Fund. Paid in capital at March 31, 2000 was $670,000.

     Transactions in shares were as follows:



                                         FOR THE PERIOD NOVEMBER 15, 1999
                                       (COMMENCEMENT OF OPERATIONS) THROUGH
                                                 MARCH 31, 2000
                                            SHARES                      DOLLARS

Shares sold                                 66,716                      $670,000
Shares issued in
reinvestment                                     0                             0
Shares redeemed
                                                 0                             0
                                           -------                      --------
                                            66,716                      $670,000
                                           =======                      ========


NOTE 6.  INVESTMENTS

     For the period November 15, 1999 (commencement of operations) through March 31, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $370,675 and $34,038, respectively. As of March 31, 2000, the gross unrealized appreciation for all securities totaled $28,716 and the gross unrealized depreciation for all securities totaled $8,053 for a net unrealized appreciation of $20,663. The aggregate cost of securities for federal income tax purposes at March 31, 2000 was $679,062.

                               10K SMARTTRUST FUND
                          NOTES TO FINANCIAL STATEMENTS
                     MARCH 31, 2000 (UNAUDITED) - CONTINUED

NOTE 7. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.